Annual Total Returns - Prospectus #9 - Eaton Vance High Income Opportunities Fund	Oct. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2013	8.55%
2014	3.45%
2015	(1.12%)
2016	12.56%
2017	6.29%
2018	(3.29%)
2019	13.95%
2020	4.42%
2021	7.23%
2022	(7.36%)